Reporting Entity and description of business	12 Months Ended
Dec. 31, 2023
Reporting Entity and description of business [Abstract]
Reporting Entity and description of business
1.	Reporting Entity and description of business

a.	Corporate information

On April 30, 2024, Elias Sacal Cababie, Chief Executive Officer, Marcos Sacal Cohen, Chief Operating Officer, David James Galan, Global Chief Financial Officer and Oscar Jazmani Mendoza Escobar, Chief Financial Officer Mexico, authorized the issue of these combined financial statements.

Murano PV, S. A. de C. V., Murano World, S. A. de C. V., Edificaciones BVG, S. A. de C. V., Fideicomiso Murano 6000 CIB/3109, Inmobiliaria Insurgentes 421, S. A. de C.V., Operadora Hotelera GI, S. A. de C. V., Operadora Hotelera Grand Island II, S. A. de C. V., Operadora Hotelera I421, S. A. de C. V., Operadora Hotelera I421 Premium, S. A. de C. V., Fideicomiso Murano 2000 CIB /3001, Fideicomiso Murano 4000 CIB/3288, Fideicomiso Murano 1000 CIB /3000, Servicios Corporativos BVG, S. A. de C.V., and Murano Management, S. A. de C. V. (collectively, the “Group”, “the Company” or the “Companies”) are headquartered at F. C. de Cuernavaca 20, 12th floor, Lomas – Virreyes, Lomas de Chapultepec III Secc., Miguel Hidalgo, 11000 Mexico City. The Group has prepared its financial statements on a combined basis, for further information refer to note 3 (a).

The Group is a Mexican development company with extensive experience in the structuring, development and assessment of industrial, residential, corporate office, and hotel projects in Mexico. The Company also provides comprehensive services, including the execution, construction, management, and operation of a wide variety of industrial, business, tourism, and medical real estate projects, among others. The Group is primarily involved in developing and managing luxury hotels in urban and beach resort destinations.

As of December 31, 2023, the Andaz and Mondrian Hotels, in Mexico City, are fully operational with a combined capacity of 396 rooms.

The Group is also developing a resort complex in Grand Island, Cancun, Quintana Roo, which will include over  3,000 rooms, a world trade center, a water park, a retail village and a beach club. This project is divided into two phases:

I.
Phase one of the complex when fully operational will have 1,016 rooms, divided into two hotel brands: (i) 400 rooms, to be operated under the “Vivid” brand, an adult-only brand; and (ii) 616 rooms, to be operated under the “Dreams” brand, a family-friendly brand. The Vivid hotel with 400 rooms is completed and began operations on April 1, 2024. The Dreams hotel with a further 616 rooms is expected to commence operations in the third quarter of 2024.

II.
Phase two of the GIC Complex in Cancun is planned as an integrated resort split across four different hotel brands all operated by Hyatt (AM Resorts). This second phase is planned to have 2,000 rooms, Murano has not yet begun the process of trying to secure financing for the development of this phase of the Cancun project and a completion date is therefore not possible to estimate at this time.

The Group is also planning to develop an iconic 371 room hotel categorized as 5 star upper-upscale, in Bajamar, Baja California (the “Resort Property in Baja”). The construction of the Resort Property in Baja is currently under preliminary evaluation and Murano has not yet begun the process of securing financing for this project and a completion date is therefore not possible to estimate at this time.

Also in Baja California, the Group is engaged in the development of industrial parks, such as the Baja Park Development Project which will consist of 363,262 sqm of retail area. Construction of the Baja Park Development Project is expected to begin once financing has been secured, a completion date is therefore not possible to estimate at this time.

b.	Significant transactions

i.
In February 2023, the Group signed a lease agreement as lessee for an amount of $350,000,000 with a 48-month term period with Arrendadora Fínamo, S.A. de C.V. (“Fínamo”), this contract was classified as a financial liability due to the sale and lease-back transaction agreement is a failed sale. The agreement includes plots of land in La Punta Baja Mar that were subject to a registered debenture.

The list of the plots of land granted is as follows: (1) Lote 1, Manzana S/M, Sup. 4,117.88 M2; (2) Lote 2, Manzana S/M, Sup. 6,294.08 M2; (3) Lote 3 (VIALIDAD), Manzana S/M, Sup. 4,117.88 M2; (4) Lote 4, Manzana S/M, Sup. 10,015.68 M2; (5) Lote 5, Manzana S/M, Sup. 11,986.53 M2; (6) Lote 6, Manzana S/M, Sup. 2,912.02 M2; (7) Lote 7, Manzana S/M, Sup. 568.51 M2 and (8) Lote 8, Manzana S/M, Sup. 635.25 M2.

ii.
On March 13, 2023, the Group signed a Business Combination Agreement (“BCA”) with HCM Acquisition Corp (“HCM”) to carry out a de-SPAC transaction. On August 2, 2023, the Group signed an amended and restated Business Combination Agreement which contains customary representations and warranties, covenants, closing conditions and other terms relating to the business combination and the replacement of Murano Global B.V., which was intended to be a tax resident of the Netherlands, with Murano Global Investments Limited (“Murano Global”), a tax resident of the United Kingdom.

iii.
In March 2023, the Group acquired a beach club in Cancun for an amount of $171,000,000 (U.S.$9.4 million approximately). The Group signed a secured loan agreement with ALG Servicios Financieros México, S.A. de C.V., SOFOM E.N.R. (“ALG”) for a principal amount of U.S.$20,000,000.00. The first disbursement of U.S.$8,000,000.00, was used to finance the acquisition of the beach club land. In April and July 2023, the Group drew U.S.$5,000,000 and U.S.$7,000,000, respectively, which were used for the construction of the beach club. The loan bears an annual interest of 10% and matures on December 1, 2030. The Group provided this beach club as guarantee for this loan. ALG is incorporated as trustee in the guarantee trust of Fideicomiso Murano 2000.

iv.	In May 2023, the Group restructured the credit line with Bancomext to increase from U.S.$75,000,000 up to U.S.$100,000,000.

v.
On August 24, 2023, Fideicomiso Murano 2000, as borrower, Banco Sabadell, S.A., I.B.M., as administrative and collateral agent, Banco Nacional de Comercio Exterior, S.N.C Institución de Banca de Desarrollo, Caixabank, S.A., SabCapital, S.A. de C.V., S.O.F.O.M., E.R., and Nacional Financiera, S.N.C., Institución de Banca de Desarrollo, as lenders, Operadora Hotelera GI, S.A. de C.V., Operadora Hotelera Grand Island II, S. A. de C. V., and Murano World, S.A. de C.V., as joint and several obligors, and with the appearance of Murano PV, S.A. de C.V., Murano AT GV, S.A. de C.V. and Elías Sacal Cababie executed an amendment to the syndicated secured mortgage loan agreement and its subsequent amendments for purposes of restructuring such loan.

The restructuring consists of an increase of the current syndicated credit facility by U.S. $45,000,000, with a variable interest rate based on the quarterly SOFR rate with a fixed spread of 4.0116%. The credit extension was documented through two tranches of debt: Tranche B for U.S.$35,000,000 which will be used to finalize the construction of phase I of the GIC Complex and Tranche C for U.S.$10,000,000 which will be used to cover additional project costs and capital requirements for the development of the GIC Complex. The loan maturity date is February 5, 2033. The agreement is subject to the Mexican laws and jurisdiction of the courts of Mexico City. The loan agreement includes as new guarantees the plot of land number 2 and the beach club – Playa Delfines of the Cancun complex.

vi.
The Exitus and Sofoplus loans in Mexican pesos described in note 6, came to an end through the early payment made by the Group, aiming to release the collateral associated with these financing arrangements. The amount paid to Sofoplus was $57,593,160 on August 22, 2023 and the amount paid to Exitus was $75,130,254 on September 14, 2023 regarding the loan credit agreements, for a principal amount of $200,000,000. This early payment allows the Group to set free the plot of land number 2 of the Cancun Complex and give it as a guarantee in the restructuring of the syndicated loan described in note 1.b.v and note 10.